NOTE 11 – STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)				3 Months Ended						9 Months Ended		12 Months Ended
	Jan. 07, 2021	Nov. 11, 2020	Nov. 03, 2020	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Jan. 03, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock, Shares Authorized				300,000,000						300,000,000		300,000,000	300,000,000
Common Stock, Par or Stated Value Per Share				$ 0.001						$ 0.001		$ 0.001	$ 0.001
Preferred Stock, Shares Authorized				1,200,000						1,200,000		1,200,000	1,200,000
Preferred Stock, Par or Stated Value Per Share				$ 0.001						$ 0.001		$ 0.001	$ 0.001
Incremental Common Shares Attributable to Dilutive Effect of Conversion of Preferred Stock												21,000,000
Preferred Stock, Shares Issued												21,000	0
Stock Issued During Period, Shares, New Issues										2,000,000		51,638,526	100,224,841
[custom:StockIssuedDuringPeriodValueNewIssuesWithSubscription]						$ 1,000,000
[custom:SubscriptionReceivable]												$ 100,000
Common Stock, Value, Subscriptions														$ 100,000
Extinguishment of Debt, Amount												$ 1,516,667	889,093
Stock Issued During Period, Shares, Issued for Services												195,000
Stock Issued During Period, Value, Issued for Services												$ 284,700	647,858
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture										180,000
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture				$ 20,500	$ 30,490	41,139	$ 34,538	$ 412,200	$ 564,000	$ 92,129		1,037,568
[custom:CommonStockIssuedForForbearanceOfDebtValue]									49,925		$ 49,925	49,925	92,250
Debt Conversion, Converted Instrument, Amount											$ 422,295	422,295	1,396,440
Stock Issued During Period, Value, New Issues						$ 1,000,000			$ 3,586,250	$ 1,000,000		$ 6,436,250	$ 1,915,005
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period													9,476,218
Common Stock, Shares, Outstanding				151,830,378			147,477,358			151,830,378	147,477,358	147,477,358	118,133,432
Preferred Class A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Shares Authorized				10,000						10,000		10,000	10,000
Preferred Stock, Par or Stated Value Per Share			$ 0.001	$ 0.001						$ 0.001		$ 0.001	$ 0.001
Preferred Stock, Shares Outstanding				10,000						10,000		10,000	10,000
Preferred Stock, Shares Issued				10,000						10,000		10,000
Preferred Class B [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Shares Authorized		200,000		200,000						200,000		200,000	200,000
Preferred Stock, Par or Stated Value Per Share		$ 0.001		$ 0.001						$ 0.001		$ 0.001	$ 0.001
Preferred Stock, Shares Outstanding				21,000						21,000		21,000	0
Preferred Stock, Shares Issued				21,000						21,000		21,000
Preferred Class C [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Shares Authorized	200,000			200,000						200,000		200,000	200,000
Preferred Stock, Par or Stated Value Per Share	$ 0.001			$ 0.001						$ 0.001		$ 0.001	$ 0.001
Preferred Stock, Shares Outstanding				0						0		0	0
Preferred Stock, Shares Issued				0						0		0
Preferred Stock [Member] | Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Voting Rights			On November 3, 2020, pursuant to Article III of our Articles of Incorporation, our Board of Directors voted to designate a class of preferred stock entitled Series A Preferred Stock, consisting of up 10,000 shares, par value $0.001. Under the Certificate of Designation, holders of Series A Preferred Stock will participate on an equal basis per-share with holders of our common stock in any distribution upon winding up, dissolution, or liquidation. Holders of Series A Preferred Stock are entitled to vote together with the holders of our common stock on all matters submitted to stockholders at a rate of 51% of the total vote of stockholders.										On November 3, 2020, pursuant to Article III of our Articles of Incorporation, our Board of Directors voted to designate a class of preferred stock entitled Series A Preferred Stock, consisting of up
[custom:PreferredStockIssuedForConversionOfCommonStockShares]													10,000
Stock Issued During Period, Shares, New Issues
[custom:CommonStockIssuedForSettlementOfDebtShares]
Stock Issued During Period, Shares, Issued for Services
Stock Issued During Period, Value, Issued for Services
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture
[custom:CommonStockIssuedForForbearanceOfDebtShares]
[custom:CommonStockIssuedForForbearanceOfDebtValue]
[custom:CommonStockIssuedForConversionOfDebtShares]
[custom:CancellationOfCommonStockShares]
Stock Issued During Period, Value, New Issues
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period
Preferred Stock [Member] | Series B Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Voting Rights		On November 11, 2020, pursuant to Article III of our Articles of Incorporation, our Board of Directors voted to designate a class of preferred stock entitled Series B Preferred Stock, consisting of up 200,000 shares, par value $0.001. Under the Certificate of Designation, holders of Series B Preferred Stock will receive a liquidation preference of $81 per share in any distribution upon winding up, dissolution, or liquidation of the Company before junior security holders, as provided in the designation. Holders of Series B Preferred Stock are entitled to receive as, when, and if declared by the Board of Directors, dividends in kind at an annual rate equal to twenty four percent (24%) of $81 per share for each of the then outstanding shares of Series B Preferred Stock, calculated on the basis of a 360-day year consisting of twelve 30-day months. Holders of Series B Preferred Stock do not have voting rights but may convert into common stock after twelve months from the issuance date, at a conversion rate of one thousand (1,000) shares of Common Stock for every one (1) share of Series B Preferred Stock. Upon conversion, the shares are subject to a one-year leak-out restriction on sales into the market of no more than 5% previous month’s stock liquidity.											On November 11, 2020, pursuant to Article III of our Articles of Incorporation, our Board of Directors voted to designate a class of preferred stock entitled Series B Preferred Stock, consisting of up
[custom:PreferredStockIssuedForConversionOfCommonStockShares]												21,000
Stock Issued During Period, Shares, New Issues
[custom:CommonStockIssuedForSettlementOfDebtShares]
Stock Issued During Period, Shares, Issued for Services
Stock Issued During Period, Value, Issued for Services
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture
[custom:CommonStockIssuedForForbearanceOfDebtShares]
[custom:CommonStockIssuedForForbearanceOfDebtValue]
[custom:CommonStockIssuedForConversionOfDebtShares]
[custom:CancellationOfCommonStockShares]
Stock Issued During Period, Value, New Issues
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period
Preferred Stock [Member] | Series C Preferred Stock 2021 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Voting Rights	On January 7, 2021, pursuant to Article III of our Articles of Incorporation, our Board of Directors voted to designate a class of preferred stock entitled Series C Preferred Stock, consisting of up
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
[custom:PreferredStockIssuedForConversionOfCommonStockShares]												(21,000,000)	(100,000)
Stock Issued During Period, Shares, New Issues						2,000,000			35,862,500			41,562,500	23,937,500
[custom:StockIssuedDuringPeriodValueNewIssuesWithSubscription]												$ 6,536,250
[custom:CommonStockIssuedForSettlementOfDebtShares]				161,367				2,230,394				2,230,394	12,818,145
Stock Issued During Period, Shares, Issued for Services									195,000			195,000	6,267,600
Stock Issued During Period, Value, Issued for Services												$ 195	$ 6,268
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture				60,000	60,000	60,000	60,000	600,000	600,000			1,320,000
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture				$ 60	$ 60	$ 60	$ 60	$ 600	$ 600			$ 1,320
[custom:CommonStockIssuedForForbearanceOfDebtShares]									250,000			250,000	1,150,000
[custom:CommonStockIssuedForForbearanceOfDebtValue]									$ 250			$ 250	$ 1,150
[custom:CommonStockIssuedForConversionOfDebtShares]												6,080,632	46,575,378
Debt Conversion, Converted Instrument, Amount												$ 422,295	$ 1,396,440
[custom:CancellationOfCommonStockShares]									1,294,600			1,294,600
[custom:CommonStockRetainedByFINRA]												400,000
Stock Issued During Period, Value, New Issues						$ 2,000			$ 35,863			$ 41,563	$ 23,938
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period													9,476,218